Cover	Jan. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42856
Entity Registrant Name	Versant Media Group, Inc.
Entity Central Index Key	0002067876
Entity Tax Identification Number	39-2087186
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	900 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	(201)
Local Phone Number	735-2622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	VSNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false